CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Nov. 28, 2021	Dec. 31, 2020
Common Stock Par Value	$ 0.001		$ 0.001
Common Stock, Shares Authorized	500,000,000	100,000	500,000,000
Common Stock, Shares Issued	176,168,548		340,268,500
Common Stock, Shares Outstanding	176,168,548		340,268,500
Preferred Class A Stock
Preferred Stock Par Value	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized	175,000,000		175,000,000
Preferred Stock, Shares Issued	1		0
Preferred Stock, Shares Outstanding	1		0